Warrants (Tables)	12 Months Ended
Jun. 30, 2026
Warrants
Schedule of gain (loss) associated with changes in the fair values of the derivative financial instruments

The following table summarizes the effects on the Company’s gain (loss) associated with changes in the fair values of the derivative financial instruments by type of financing for the years ended June 30, 2026 and 2025:

	For the Years Ended
	June 30, 2026	June 30, 2025
Warrant derivatives	$66,754	$-
Loss on issuance of derivative	(1,510,307)	-
Total gain (loss)	$(1,443,553)	$-

Schedule of warrant derivatives that are classified in liabilities

Significant inputs and results arising from the Monte Carlo Simulation process are as follows for the warrant derivatives that are classified in liabilities:

Issuance Date June 11, 2026 Warrants
Quoted market price on valuation date	$0.08277
Effective contractual conversion rates	$0.23184
Contractual term to maturity	0.0794 Year
Market volatility:
Volatility	72.45%
Risk-adjusted interest rate	3.72%

Schedule of issuances of warrant derivatives and changes in fair value inputs

The following table reflects the issuances of warrant derivatives and changes in fair value inputs and assumptions related to the warrant derivatives as of June 30, 2026 and 2025.

	Year Ended June 30, 2026	Year Ended June 30, 2025
Balances at beginning of period	$-	$-
Issuances:
Warrant derivatives	3,134,778	-
Changes in fair value inputs and assumptions reflected in income	(66,754)	-
Extinguishments:	-	-
Exercise of warrants	(3,068,024)	-
Balances at end of period	$-	$-